Reverse Recapitalization (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2023	Jul. 31, 2023	Dec. 29, 2024	Sep. 28, 2025
Reverse Recapitalization [Line Items]
Net cash proceeds		$ 19.7
Common shares issued (in Shares)	49,065,361		73,784,645	89,167,963
Common shares outstanding (in Shares)	49,065,361		73,784,645	89,167,963
Cash payments	$ 5.4
Legacy Complete Solaria [Member]
Reverse Recapitalization [Line Items]
Professional fees			$ 16.4
Additional paid-in capital			$ 5.8
Class A Common Stock [Member] | Merger [Member]
Reverse Recapitalization [Line Items]
Common shares issued (in Shares)			45,290,553
Common shares outstanding (in Shares)			45,290,553
FACT [Member]
Reverse Recapitalization [Line Items]
Additional paid-in capital			$ 10.6
Previously Reported [Member]
Reverse Recapitalization [Line Items]
Additional paid-in capital			$ 16.4